Equity-Accounted Investees - Summary of Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	$ 72.5	$ 173.1
Total equity accounted investees	12.4	5.7
Total equity accounted investees	84.9	178.8
Total share of results of equity investees, net of taxation	10.1	(32.0)	$ (2.6)
Far Southeast Gold Resources Incorporated ("FSE")
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	0.0	113.6
Total equity accounted investees	0.0
Total share of results of equity investees, net of taxation	(1.0)	(1.6)	(1.6)
Asanko Gold
Disclosure of equity-accounted investees [line items]
Investment in joint ventures	72.5	59.5
Asanko Gold | earnings
Disclosure of equity-accounted investees [line items]
Total share of results of equity investees, net of taxation	13.0	23.4	48.5
Asanko Gold | impairment
Disclosure of equity-accounted investees [line items]
Total share of results of equity investees, net of taxation	0.0	(52.8)	(49.5)
Other associates
Disclosure of equity-accounted investees [line items]
Total equity accounted investees	12.4	5.7
Total share of results of equity investees, net of taxation	$ (1.9)	$ (1.0)	$ 0.0